Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Matthew R. DiClemente
MDiClemente@stradley.com
215.564.8173

May 7, 2021

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Invesco Dynamic Credit Opportunity Fund (the “Fund”) Initial Registration Statement on Form N-2

Dear Sir or Madam:

On behalf of the Fund, and pursuant to Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system the Fund’s initial Registration Statement on Form N-2 (the “Registration Statement”).  The Fund is a statutory trust organized under the laws of the State of Delaware.  On May 7, 2021, the Fund filed via EDGAR its Notification of Registration on Form N-8A.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Sincerely, /s/ Matthew R. DiClemente Matthew R. DiClemente, Esquire